Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0000092122
Registrant Name	SOUTHERN CO
Registration File Number	333-296531
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES